Provisions - Schedule of Main Assumptions Used (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	0.77%	1.57%	1.30%
Minimum
Disclosure of defined benefit plans [line items]
Salary increase	1.50%	1.50%	1.50%
Retirement age	60	60	60
Turnover: depending on the seniority	4.35%	4.35%	4.35%
Maximum
Disclosure of defined benefit plans [line items]
Salary increase	3.50%	3.50%	3.50%
Retirement age	62	62	62
Turnover: depending on the seniority	0.00%	0.00%	0.00%